Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000253542
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Trading Symbol	CERY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22% [1]
AssetsNet	$ 416,274,179
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 4/30/2025

Total Net Assets$416,274,179 Number of Portfolio Holdings23 Portfolio Turnover Rate0%
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Institutional US Government Money Market Fund, 4.33%, due 12/31/30	86.9%
U.S. Treasury Bills, 4.16%, due 05/29/25	3.6%
U.S. Treasury Bills, 4.20%, due 06/05/25	3.6%
U.S. Treasury Bills, 4.02%, due 05/15/25	3.6%
U.S. Treasury Bills, 4.26%, due 07/17/25	2.4%
U.S. Treasury Bills, Zero Coupon, due 05/01/25	0.1%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/30/25	0.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/30/25	0.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/05/25	0.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/05/25	0.0%

Includes holdings of the wholly-owned subsidiary.

[1]	Annualized.